Business combination (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
	Oct. 02, 2014	Nov. 30, 2012
Western World Insurance Group, Inc
Business Acquisition [Line Items]
Aggregate purchase price	$ 692,305
Acquired premiums receivable	37,848
Flagstone Reinsurance Holdings Sa
Business Acquisition [Line Items]
Exchange ratio		0.1935
Per share price paid by Company to acquire FSR common shares		$ 2.00
Aggregate purchase price		646,037
Net tangible assets acquired, at fair value		689,742
Intangible asset - customer relationships and brand name		5,997
Acquired premiums receivable		171,620	[1]
Allowance for doubtful accounts on premiums receivable		2,216
Flagstone Reinsurance Holdings Sa | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible asset - customer relationships and brand name		2,595
Flagstone Reinsurance Holdings Sa | Brand names
Business Acquisition [Line Items]
Intangible asset - customer relationships and brand name		$ 3,402

[1]	Premiums receivable of $171,620 were net of an allowance for doubtful accounts of $2,216.